Borrowings - Summary of Debt Securities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Borrowings [abstract]
General Borrowings	₩ 55,789,869		₩ 40,859,845
Bonds sold under repurchase agreements and others	11,773,494		14,374,863
Call money	4,154,003		1,677,666
Total	₩ 71,717,366	$ 56,910,414	₩ 56,912,374